ACCRUED WARRANTY COSTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued warranty costs
Beginning balance	$ 103,197,330	$ 81,743,081	$ 65,780,019
Warranty provision	28,100,542	21,657,158	16,587,011
Warranty costs incurred or claimed	(1,820,242)	(202,909)	(623,949)
Ending balance	$ 129,477,630	$ 103,197,330	$ 81,743,081